497(e)
                                                                       333-73121

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks long-term capital appreciation.                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Total
                                                                                      Annual       Fee Waivers
                                                                          Underlying  Expenses        and/or
                                                                          Portfolio   (Before        Expense         Net
                                    Management     12b-1      Other       Fees and    Expense       Reimburse-   Total Annual
 Portfolio Name                      Fees          Fees     Expenses      Expenses    Limitation)      ments*      Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%     0.09%          N/A       1.14%           0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%     0.28%          N/A       1.28%          (0.23)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%     0.09%          N/A       1.09%           0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%          N/A       1.23%          (0.18)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%          N/A       1.43%          (0.13)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%          N/A       1.13%           0.00%       1.13%
------------------------------------------------------------------------------------------------------------------------------------

Expenses of the portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a waiver fee reimbursement. The Manager has entered into expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


IM-04-18 Supp (10/04)                                           134241 (10/04)
Accum non-04/New Biz                                                    x00816

C.   EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of this example of $1.10 per $10,000. Some of these features may not be available or may be different under your contract. The tables take into account the maximum fees and charges applicable to all contracts to which this Supplement applies, including any optional benefits charges, which may or may not be available under your contract.

The fixed maturity options, guaranteed interest option and the 12 month dollar cost averaging are not covered by the example. However, the annual administrative charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the 12 month dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------------------
                                               If you surrender your contract at the
                                                 end of the applicable time period
----------------------------------------------------------------------------------------------------
                                       1 yr         3 yrs          5 yrs          10 yrs
----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 463.27     $ 1,416.63     $ 2,407.26     $ 5,060.10
----------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 477.97     $ 1,459.32     $ 2,475.94     $ 5,183.79
----------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 458.02     $ 1,401.35     $ 2,382.63     $ 5,015.48
----------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 472.72     $ 1,444.08     $ 2,451.46     $ 5,139.83
----------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 493.71     $ 1,504.91     $ 2,549.05     $ 5,314.27
----------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 462.22     $ 1,413.57     $ 2,402.34     $ 5,051.20
----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 If you do not surrender
                                                                                                    your contract at
                                                If you annuitize at the end of the              the end of the applicable
                                                      applicable time period                           time period
-----------------------------------------------------------------------------------------------------------------------------------
                                          1 yr         3 yrs          5 yrs          10 yrs         1 yr         3 yrs
-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 813.27     $ 1,766.63     $ 2,757.26     $ 5,410.10     $ 463.27     $ 1,416.63
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 827.97     $ 1,809.32     $ 2,825.94     $ 5,533.79     $ 477.97     $ 1,459.32
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 808.02     $ 1,751.35     $ 2,732.63     $ 5,365.48     $ 458.02     $ 1,401.35
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 822.72     $ 1,794.08     $ 2,801.46     $ 5,489.83     $ 472.72     $ 1,444.08
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 843.71     $ 1,854.91     $ 2,899.05     $ 5,664.27     $ 493.71     $ 1,504.91
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 812.22     $ 1,763.57     $ 2,752.34     $ 5,401.20     $ 462.22     $ 1,413.57
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your
                                              contract at
                                     the end of the applicable time
                                                 period
--------------------------------------------------------------------------------
                                          5 yrs          10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 2,407.26     $ 5,060.10
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 2,475.94     $ 5,183.79
--------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 2,382.63     $ 5,015.48
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 2,451.46     $ 5,139.83
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 2,549.05     $ 5,314.27
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 2,402.34     $ 5,051.20
--------------------------------------------------------------------------------

D.   HYPOTHETICAL ILLUSTRATION


VARIABLE DEFERRED ANNUITY
ACCUMULATOR SELECT
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH
    BENEFIT
  PROTECTION PLUS
  LIVING BENEFIT



                                                         Greater of 6% Roll
                                                                 up
                                                          to age 85 or the
                                                               Annual
                                                          Ratchet to age 85
                                                             Guaranteed
                                                            Minimum Death
                    Account Value        Cash Value            Benefit
                 ------------------- ------------------- -------------------
        Contract
  Age     Year       0%        6%        0%        6%        0%        6%
------ --------- --------- --------- --------- --------- --------- ---------
  60        1     100,000   100,000   100,000   100,000   100,000  100,000
  61        2      94,980   100,959    94,980   100,959   106,000  106,000
  62        3      90,072   101,863    90,072   101,863   112,360  112,360
  63        4      85,267   102,706    85,267   102,706   119,102  119,102
  64        5      80,556   103,483    80,556   103,483   126,248  126,248
  65        6      75,931   104,185    75,931   104,185   133,823  133,823
  66        7      71,382   104,807    71,382   104,807   141,852  141,852
  67        8      66,903   105,341    66,903   105,341   150,363  150,363
  68        9      62,482   105,779    62,482   105,779   159,385  159,385
  69       10      58,113   106,111    58,113   106,111   168,948  168,948
  74       15      36,633   105,853    36,633   105,853   226,090  226,090
  79       20      15,016   101,292    15,016   101,292   302,560  302,560
  84       25           0    90,480         0    90,480         0  404,893
  89       30           0    84,757         0    84,757         0  429,187
  94       35           0    81,180         0    81,180         0  429,187
  95       36           0    80,416         0    80,416         0  429,187



                              Lifetime Annual Living Benefit
           Total Death     ------------------------------------
          Benefit with         Guaranteed       Hypothetical
         Protection Plus         Income            Income
       ------------------- ------------------ -----------------
  Age      0%        6%        0%       6%        0%       6%
------ --------- --------- --------- -------- --------- -------
  60    100,000  100,000      N/A      N/A       N/A      N/A
  61    108,400  108,400      N/A      N/A       N/A      N/A
  62    117,304  117,304      N/A      N/A       N/A      N/A
  63    126,742  126,742      N/A      N/A       N/A      N/A
  64    136,747  136,747      N/A      N/A       N/A      N/A
  65    147,352  147,352      N/A      N/A       N/A      N/A
  66    158,593  158,593      N/A      N/A       N/A      N/A
  67    170,508  170,508      N/A      N/A       N/A      N/A
  68    183,139  183,139      N/A      N/A       N/A      N/A
  69    196,527  196,527      N/A      N/A       N/A      N/A
  74    276,527  276,527    14,266   14,266    14,266   14,266
  79    383,584  383,584    20,393   20,393    20,393   20,393
  84          0  493,179         0   34,821         0   34,821
  89          0  517,472      N/A      N/A       N/A      N/A
  94          0  517,472      N/A      N/A       N/A      N/A
  95          0  517,472      N/A      N/A       N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

E.   CHANGES OF OWNERSHIP

1. For NQ contracts only, in "Determining your contract's value," under "Termination of your contract," the following paragraph is added after the last paragraph in this section:

    Subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Living Benefit option and/or Protection Plus death benefit ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However the Benefit will not terminate if the ownership of the contract is transferred to (i) a family member (as defined in the contract), (ii) a trust created for the benefit of a family member or members (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

2.  In "Contract features and benefits," please note the following changes:

    (i) Under "Living Benefit option," the following paragraph is added after the end of the second paragraph:

         If you elect the Living Benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.

    (ii) Under "Guaranteed minimum death benefit," the following paragraph is added after the second paragraph:

         If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.





                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks long-term capital appreciation.                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Total
                                                                                      Annual      Fee Waivers
                                                                        Underlying    Expenses       and/or
                                                                        Portfolio     (Before       Expense         Net
                                  Management       12b-1      Other     Fees and      Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees          Fees    Expenses     Expenses     Limitation)      ments*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%     0.09%          N/A       1.14%           0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%     0.28%          N/A       1.28%          (0.23)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%     0.09%          N/A       1.09%           0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%          N/A       1.23%          (0.18)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%          N/A       1.43%          (0.13)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%          N/A       1.13%           0.00%       1.13%
------------------------------------------------------------------------------------------------------------------------------------

  Expenses of the portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a waiver fee reimbursement. The Manager has entered into expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


IM-04-25Supp (10/04)
Accum OR/New Biz                                                  134243 (10/04)
180368v1                                                                  x00847

C.   EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner, who has elected the baseBUILDER and Protection Plus would pay in the situations illustrated. Since the Protection Plus feature only applies under certain contracts, expenses would be lower for contracts that do not have Protection Plus.

The fixed maturity options and the 12 month dollar cost averaging program are not covered by the example. However, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and the 12 month dollar cost averaging program. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


----------------------------------------------------------------------------------------------
                                               If you surrender your contract at the
                                                 end of the applicable time period
----------------------------------------------------------------------------------------------
                                        1 yr         3 yrs          5 yrs          10 yrs
----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 340.20     $ 1,040.25     $ 1,767.34     $ 3,710.31
----------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 354.90     $ 1,083.61     $ 1,838.29     $ 3,844.74
----------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 334.95     $ 1,024.73     $ 1,741.89     $ 3,661.83
----------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 349.65     $ 1,068.14     $ 1,813.00     $ 3,796.95
----------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 370.65     $ 1,129.93     $ 1,913.84     $ 3,986.62
----------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 339.15     $ 1,037.15     $ 1,762.25     $ 3,700.64
----------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                                                 If you do not surrender
                                                                                                    your contract at
                                                If you annuitize at the end of the              the end of the applicable
                                                      applicable time period                           time period
---------------------------------------------------------------------------------------------------------------------------
                                        1 yr         3 yrs          5 yrs          10 yrs         1 yr         3 yrs
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 690.20     $ 1,390.25     $ 2,117.34     $ 4,060.31     $ 340.20     $ 1,040.25
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 704.90     $ 1,433.61     $ 2,188.29     $ 4,194.74     $ 354.90     $ 1,083.61
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 684.95     $ 1,374.73     $ 2,091.89     $ 4,011.83     $ 334.95     $ 1,024.73
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 699.65     $ 1,418.14     $ 2,163.00     $ 4,146.95     $ 349.65     $ 1,068.14
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 720.65     $ 1,479.93     $ 2,263.84     $ 4,336.62     $ 370.65     $ 1,129.93
---------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 689.15     $ 1,387.15     $ 2,112.25     $ 4,050.64     $ 339.15     $ 1,037.15
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your
                                               contract at
                                        the end of the applicable
                                               time period
--------------------------------------------------------------------------------
                                        5 yrs          10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 1,767.34     $ 3,710.31
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 1,838.29     $ 3,844.74
--------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 1,741.89     $ 3,661.83
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 1,813.00     $ 3,796.95
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 1,913.84     $ 3,986.62
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 1,762.25     $ 3,700.64
--------------------------------------------------------------------------------

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

2